Note 5 - Consolidated Financial Statement Details (Details) - Property and Equipment, Net (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Property and Equipment, Net [Abstract]
Computer and office equipment	$ 35	$ 35
Furniture and fixtures	360	365
Leasehold improvements	23	23
Software	23	24
	441	447
Less accumulated depreciation	(440)	(415)
	$ 1	$ 32